TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated June 14, 2010

to the

Prospectus dated May 1, 2010

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2010.

The following hereby amends the corresponding paragraphs in “Section 5. Expenses” in the prospectus.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds - Bond Fund – Class 2

•	0.30% if you choose the American Funds - Growth Fund – Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund – Class 2

•	0.30% if you choose the American Funds - International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP – Service Class

The following hereby amends the corresponding paragraphs in “Section 6. Access To Your Money” in the prospectus.

Signature Guarantee

As a protection against fraud, we require a Medallion Signature Guarantee for variable annuities or a Notary Public Stamp for fixed annuities for the following transaction requests:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;

•	Any disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•

Any disbursement request when the Company has been directed to send proceeds to a different personal address from the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange”;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

The following is hereby added to the corresponding APPENDIX section of the current prospectus.

APPENDIX

POLICY VARIATIONS

The addition to this Appendix describes the designated funds associated with the Retirement Income ChoiceSM Rider and Retirement Income ChoiceSM 2008 with Double Withdrawal Base Benefit Rider.

Product Feature	Transamerica Freedom 95 Form Number: – AV212 101 75 1292	Transamerica Freedom 95 Form Number: – AV212 101 75 1292, with V829 and S831 Replacement Pages – AV212 101 75 395 SP Replacement Spec – AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: – AV265 101 89 396 – AE900 396
Designated Funds (as of May 1, 2010)	N/A	N/A	N/A

Product Feature	Transamerica Freedom 97 Form Number: – AV339 101 101 497 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – RGMI 1 798
Designated Funds (as of May 1, 2010)	N/A	N/A	N/A

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Designated Funds (as of May 1, 2010)	• AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	• AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	• AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

	• Fidelity VIP Balanced Portfolio – Service Class 2	• American Funds - Asset Allocation Fund – Class 2	• American Funds - Asset Allocation Fund – Class 2

	• Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	• American Funds - Bond Fund – Class 2	• American Funds - Bond Fund – Class 2

	• Transamerica Asset Allocation - Conservative VP – Service Class	• Fidelity VIP Balanced Portfolio – Service Class 2	• Fidelity VIP Balanced Portfolio – Service Class 2

	• Transamerica Asset Allocation - Moderate VP – Service Class	• Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	• Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

	• Transamerica Asset Allocation - Moderate Growth VP – Service Class	• GE Investments Total Return Fund – Class 3	• GE Investments Total Return Fund – Class 3

	• Transamerica International Moderate Growth VP – Service Class	• Transamerica Asset Allocation - Conservative VP – Service Class	• Transamerica Asset Allocation - Conservative VP – Service Class

	• Transamerica Balanced VP – Service Class	• Transamerica Asset Allocation - Moderate VP – Service Class	• Transamerica Asset Allocation - Moderate VP – Service Class

	• Transamerica BlackRock Tactical Allocation VP – Service Class	• Transamerica Asset Allocation - Moderate Growth VP – Service Class	• Transamerica Asset Allocation – Moderate Growth VP – Service Class

	• Transamerica Efficient Markets VP – Service Class	• Transamerica International Moderate Growth VP – Service Class	• Transamerica International Moderate Growth VP – Service Class

	• Transamerica Index 35 VP – Service Class	• Transamerica Balanced VP – Service Class	• Transamerica Balanced VP – Service Class

	• Transamerica Index 50 VP – Service Class	• Transamerica BlackRock Global Allocation VP – Service Class	• Transamerica BlackRock Global Allocation VP – Service Class

	• Transamerica Index 75 VP – Service Class	• Transamerica BlackRock Tactical Allocation VP – Service Class	• Transamerica BlackRock Tactical Allocation VP – Service Class

	• Transamerica Money Market VP – Service Class	• Transamerica Efficient Markets VP – Service Class	• Transamerica Efficient Markets VP – Service Class

	• Transamerica PIMCO Total Return VP – Service Class	• Transamerica Foxhall Global Conservative VP – Service Class	• Transamerica Foxhall Global Conservative VP – Service Class

	• Transamerica U.S. Government Securities VP – Service Class	• Transamerica Index 35 VP – Service Class	• Transamerica Index 35 VP – Service Class

		• Transamerica Index 50 VP – Service Class	• Transamerica Index 50 VP – Service Class

		• Transamerica Index 75 VP – Service Class	• Transamerica Index 75 VP – Service Class

		• Transamerica Money Market VP – Service Class	• Transamerica Money Market VP – Service Class

		• Transamerica PIMCO Total Return VP – Service Class	• Transamerica PIMCO Total Return VP – Service Class

		• Transamerica U.S. Government Securities VP – Service Class	• Transamerica U.S. Government Securities VP – Service Class

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